INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets
	As of December 31,
	2 0 1 5	2 0 1 4

Net operating loss carry-forwards	$4,781	$-
Temporary differences relating to reserve and allowances	9,658	1,796
Intangible assets	(6,715)	-
	7,724	1,796
Valuation Allowance	(5,165)	-
Deferred tax asset, net	$2,559	$1,796

Schedule of Presentation in Balance Sheets for Deferred Taxes

Israel:

	,As of December 31
	2 0 1 5	2 0 1 4

Short-term deferred tax assets	$2,973	$142
Long-term deferred tax assets	1,981	1,654
	$4,954	$1,796

International:

	As of December 31,
	2 0 1 5	2 0 1 4

Short-term deferred tax assets	$567	$-
Long-term deferred tax assets	3,754	-
Short-term deferred tax liabilities	(956)	-
Long-term deferred tax liabilities	(5,760)	-
	$(2,395)	$-

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Israel	$15,377	$16,648	$11,788
International	(3,153)	826	1,238
	$12,224	$17,474	$13,026

Reconciliation of Theoretical and Actual Tax Expense
	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Net income before taxes	$12,224	$17,474	$13,026
Statutory tax expenses	3,239	4,631	3,256
Effect of Approved Enterprise status	(7,807)	(8,639)	-
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	1,377	776	218
Different tax rates of deferred taxes	-	1,839	(1,344)
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	(39)	-
Effect of foreign operations taxed at various rates	(530)	(31)	96
Adjustments for previous years tax	-	-	261
Change in valuation allowance	-	42	-
Other	220	243	24
	(6,740)	(5,809)	(745)
Actual tax expense (benefit)	$(3,501)	$(1,178)	$2,511

Schedule of Uncertain Tax Positions

	As of December 31,
	2 0 1 5	2 0 1 4

Balance at the beginning of the year	$651	$451
Decrease related to prior year tax positions, net	(241)	(36)
Increase related to current year tax positions	755	236
Balance at the end of the year	$1,165	$651